Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Share capital	Additional paid-in capital	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 350,192	$ 414,508,403	$ (15,348,909)	$ (52,925,752)	$ 346,583,934
Balance (in shares) at Dec. 31, 2018	33,097,831
Share based compensation	$ 0	442,051	0	0	442,051
Loss/Income for the year	0	0	0	(9,153,779)	(9,153,779)
Balance at Mar. 31, 2019	$ 350,192	414,950,454	(15,348,909)	(62,079,531)	337,872,206
Balance (in shares) at Mar. 31, 2019	33,097,831
Balance at Dec. 31, 2019	$ 350,192	416,841,494	(15,348,909)	(75,787,009)	326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,277	(1,277)	0	0	0
Issue of common stock (in shares)	127,704
Share based compensation	$ 0	753,994	0	0	753,994
Payment of dividend	$ 0	(1,659,308)	0	0	(1,659,308)
Payment of dividend (in shares)	0
Loss/Income for the year	$ 0	0	0	6,518,681	6,518,681
Balance at Mar. 31, 2020	$ 351,469	$ 415,934,903	$ (15,348,909)	$ (69,268,328)	$ 331,669,135
Balance (in shares) at Mar. 31, 2020	33,225,535